BACKGROUND AND CRITICAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
BACKGROUND AND CRITICAL AND OTHER SIGNIFICANT ACCOUNTING POLICIES
BACKGROUND AND CRITICAL ACCOUNTING POLICIES

A Background and critical accounting policies

A1 Basis of preparation and exchange rates

Prudential plc (the Company) together with its subsidiaries (collectively, the Group or Prudential) is an international financial services group. The Group has operations in Asia, the US, UK and Europe and Africa. Prudential offers a wide range of retail financial products and services and asset management services throughout these territories. The retail financial products and services primarily include life insurance, pensions and annuities as well as collective investment schemes.

Basis of preparation

These statements have been prepared in accordance with IFRS Standards as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union (EU) as required by EU law (IAS Regulation EC1606/2032). EU-endorsed IFRS Standards may differ from IFRS Standards issued by the IASB if, at any point in time, new or amended IFRS Standards have not been endorsed by the EU. At 31 December 2017, there were no unendorsed standards effective for the three years ended 31 December 2017 which impact the consolidated financial information of the Group. There were no differences between IFRS Standards endorsed by the EU and IFRS Standards issued by the IASB in terms of their application to the Group. These statements have been prepared on a going concern basis.

The Group IFRS accounting policies are the same as those applied for the year ended 31 December 2016 with the exception of the adoption of the new and amended accounting standards as described in note A2.

Exchange rates

The exchange rates applied for balances and transactions in currency other than the presentational currency of the Group, pounds sterling (GBP) were:

	Closing rate at 31 Dec 2017	Average rate for 2017	Closing rate at 31 Dec 2016	Average rate for 2016	Closing rate at 31 Dec 2015	Average rate for 2015	Opening rate at 1 Jan 2015

Local currency: £
Hong Kong	10.57	10.04	9.58	10.52	11.42	11.85	12.09
Indonesia	18,353.44	17,249.38	16,647.30	18,026.11	20,317.71	20,476.93	19,311.31
Malaysia	5.47	5.54	5.54	5.61	6.33	5.97	5.45
Singapore	1.81	1.78	1.79	1.87	2.09	2.10	2.07
China	8.81	8.71	8.59	8.99	9.57	9.61	9.67
India	86.34	83.90	83.86	91.02	97.51	98.08	98.42
Vietnam	30,719.60	29,279.71	28,136.99	30,292.79	33,140.64	33,509.21	33,348.46
Thailand	44.09	43.71	44.25	47.80	53.04	52.38	51.30
US	1.35	1.29	1.24	1.35	1.47	1.53	1.56

The exchange movement arising during 2017 recognised in other comprehensive income is:

	2017	2016	2015

	£m	£m	£m
Asia operations*†	(295)	785	(5)
US operations	(477)	853	238
Unallocated to a segment (other funds)**	307	(490)	(119)

	(465)	1,148	114

*	2017 included the recycling of the cumulative exchange gain of the sold Korea life business of £61 million to the income statement.
**

The exchange rate movement unallocated to a segment mainly reflects the translation of currency borrowings, issued by group holding companies, that have been designated as a net investment hedge against the currency risk of the Group's investment in Jackson.

†	2015 included the cumulative exchange loss of the Japan life business of £46 million.

The consolidated financial statements do not represent Prudential's statutory accounts for the purposes of the UK Companies Act. These financial statements are based on the prescribed formats. The Group's external auditors have reported on the 2017, 2016 and 2015 statutory accounts. Statutory accounts for 2016 and 2015 have been delivered to the UK Registrar of Companies and those for 2017 will be delivered following the Company's Annual General Meeting. The auditor's reports were (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report and (iii) did not contain a statement under Section 498(2) or (3) of the UK Companies Act 2006.

A2 New accounting pronouncements in 2017

The IASB has issued the following new accounting pronouncements to be effective for 1 January 2017:

–	Disclosure Initiative (Amendments to IAS 7, 'Statement of Cash Flows');
–	Recognition of deferred tax assets for unrealised losses (Amendments to IAS 12, 'Income Taxes'); and
–	Annual improvements to IFRSs 2014 - 2016 cycle.

Other than the additional disclosure of the changes in structural borrowings during the year in the statement of cash flows, these pronouncements have no effect on these financial statements.

A3 Accounting policies

A3.1  Critical accounting policies, estimates and judgements

This note presents the critical accounting policies, accounting estimates and judgements applied in preparing the Group's consolidated financial statements. Other significant accounting policies are presented in note E1. All accounting policies are applied consistently for all years presented and normally are not subject to changes unless new accounting standards, interpretations or amendments are introduced by the IASB.

The preparation of these financial statements requires Prudential to make estimates and judgements that affect the reported amounts of assets, liabilities, revenues and expenses, and the related disclosure of contingent assets and liabilities. Prudential evaluates its estimates, including those related to long-term business provisioning and the fair value of assets. Below are set out those critical accounting policies the application of which requires the Group to make critical estimates and judgements. Also set out are further critical accounting policies affecting the presentation of the Group's results and other items that require the application of critical estimates and judgements.

(a)   Critical accounting policies with linked critical estimates and judgements

Classification of insurance and investment contracts

IFRS 4 requires contracts written by insurers to be classified as either 'insurance' contracts or 'investment' contracts. The classification of the contract determines its accounting. Judgement is applied in considering whether the material features of a contract gives rise to the transfer of significant insurance risk.

Contracts that transfer significant insurance risk to the Group are classified as insurance contracts. This judgement is made at the point of contract inception and is not revisited. For the majority of the Group's contracts classification is based on a readily identifiable scenario that demonstrates a significant difference in cash flows if the covered event occurs (as opposed to does not occur) reducing the level of judgement involved. Contracts that transfer financial risk to the Group but not significant insurance risk are classified as investment contracts. Furthermore, some contracts, both insurance and investment, contain discretionary participating features representing the contractual right to receive additional benefits as a supplement to guaranteed benefits that (a) are likely to be a significant portion of the total contract benefits; (b) have amount or timing contractually at the discretion of the insurer; and (c) are contractually based on asset or fund performance, as discussed in IFRS 4. Insurance contracts and investment contracts with discretionary participation features are accounted for under IFRS 4. Investment contracts without such discretionary participation features are accounted for as financial instruments under IAS 39.

Impacts £436 billion of reported liabilities, requiring classification.	Insurance business units	Insurance contracts and investment contracts with discretionary participation features	Investment contracts without discretionary participation features

	Asia	– With-profits contracts – Non-participating term contracts	– Minor amounts for a number of small categories of business
– Whole life contracts
– Unit-linked policies
– Accident and health policies

	US	– Variable annuity contracts – Fixed annuity contracts – Life insurance contracts	– Guaranteed investment contracts (GICs) – Minor amounts of 'annuity certain' contracts

	UK and Europe	– With-profits contracts – Bulk and individual annuity business	– Certain unit-linked savings and similar contracts
– Non-participating term contracts

Measurement of policyholder liabilities and unallocated surplus of with-profits

Due to their significance to the Group's business, the measurement of policyholder liabilities and unallocated surplus of with-profits is a critical accounting policy.

The measurement basis of policyholder liabilities is dependent upon the classification of the contracts under IFRS 4 described above.

Impacts £436 billion of liabilities

IFRS 4 permits the continued usage of previously applied Generally Accepted Accounting Practices (GAAP) for insurance contracts and investment contracts with discretionary participating features.

A modified statutory basis of reporting was adopted by the Group on first time adoption of IFRS in 2005. This was set out in the Statement of Recommended Practice issued by Association of British Insurers (ABI SORP). An exception was for UK regulated with-profits funds which were measured under FRS 27 as discussed below.

FRS 27 and the ABI SORP were withdrawn in the UK for the accounting periods beginning in or after 2015. As used in these consolidated financial statements, the terms 'FRS 27' and the 'ABI SORP' refer to the requirements of these pronouncements prior to their withdrawal.

For investment contracts that do not contain discretionary participating features, IAS 39 is applied and, where the contract includes an investment management element, IAS 18, 'Revenue', applies.

The policies applied in each business unit are noted below. When measuring policyholder contract liabilities a number of assumptions are applied to estimate future amounts due to or from the policyholder. The nature of assumption varies by product and among the most significant are assumed rates of policyholders' mortality, particularly in respect of annuities sold in the UK, and policyholder behaviour, particularly in the US. Additional details of valuation methodologies and assumptions applied for material product types are discussed in note C4.2.

Measurement of insurance contract liabilities and investment contracts liabilities with discretionary participation features.

Asia insurance operations

The policyholder liabilities for businesses in Asia are generally determined in accordance with methods prescribed by local GAAP adjusted to comply, where necessary, with the modified statutory basis. Refinements to the local reserving methodology are generally treated as changes in estimates, dependent on their nature. In some operations, Taiwan and India, US GAAP principles are applied.

While the basis of valuation of liabilities in this business is in accordance with the requirements of the ABI SORP, it may differ from that determined on the modified statutory basis for UK and Europe insurance operations with the same features.

US insurance operations

The policyholder liabilities for Jackson's conventional protection-type policies are determined under US GAAP principles with locked in assumptions for mortality, interest, policy lapses and expenses along with provisions for adverse deviations. For other policies, the policyholder liabilities include the policyholder account balance.

For those investment contracts in the US with fixed and guaranteed terms, the Group uses the amortised cost model to measure the liability. The US has no investment contracts with discretionary participation features.

The sensitivity of US insurance operations to variations in key estimates and assumptions, including policyholder behaviour, is discussed in note C7.3.

UK and Europe insurance operations

The UK regulated with-profits funds' liabilities are the realistic basis liabilities in accordance with FRS 27. The realistic basis requires the value of liabilities to be calculated as:

–

A with-profits benefits reserve; plus

–

Future policy-related liabilities; plus

–

The realistic current liabilities of the fund.

The with-profits benefits reserve is primarily based on the retrospective calculation of accumulated asset shares but is adjusted to reflect future policyholder benefits and other charges and expenses. Asset shares broadly reflect the policyholders' share of the with-profits fund assets attributable to their policies.

The future policy-related liabilities must include a market consistent valuation of costs of guarantees, options and smoothing, less any related charges, and this amount is determined using either a stochastic approach, hedging costs or a series of deterministic projections with attributed probabilities.

The shareholders' share of future costs of bonuses is included within the liabilities for unallocated surplus. Shareholders' share of profit is recognised in line with the distribution of bonuses to policyholders.

For the purposes of local regulations, segregated accounts are established for linked business for which policyholder benefits are wholly or partly determined by reference to specific investments or to an investment-related index.

The interest rates used in establishing policyholder benefit provisions for pension annuities in the course of payment are adjusted each year. Mortality rates used in establishing policyholder benefits are based on published mortality tables adjusted to reflect actual experience.

The sensitivity of UK and Europe insurance operations to variations in key estimates and assumptions, including annuitant mortality, is discussed in note C7.4.

Measurement of investment contracts without discretionary participation features liabilities.

Investment contracts without discretionary participation features are measured in accordance with IAS 39 to reflect the deposit nature of the arrangement, with premiums and claims reflected as deposits and withdrawals and taken directly to the statement of financial position as movements in the financial liability balance.

Incremental, directly attributable acquisition costs relating to the investment management element of these contracts are capitalised and amortised in line with the related revenue. If the contracts involve up-front charges, this income is also deferred and amortised through the income statement in line with contractual service provision in accordance with IAS 18.

Investment contracts without fixed and guaranteed terms are classified as financial instruments and designated as fair value through profit or loss because the resulting liabilities are managed and their performance is evaluated on a fair value basis. Where the contract includes a surrender option its carrying value is subject to a minimum carrying value equal to its surrender value.

Other investment contracts are measured at amortised cost.

Measurement of unallocated surplus of with-profits funds.

Represents the excess of assets over policyholder liabilities that are determined in accordance with the Group's accounting policies and are based on local GAAP for the Group's with-profits funds in the UK, Hong Kong and Malaysia that have yet to be appropriated between policyholders and shareholders. The unallocated surplus is recorded wholly as a liability with no allocation to equity. The annual excess (shortfall) of income over expenditure of the with-profits funds, after declaration and attribution of the cost of bonuses to policyholders and shareholders, is transferred to (from) the unallocated surplus each year through a charge (credit) to the income statement. The balance retained in the unallocated surplus represents cumulative income arising on the with-profits business that has not been allocated to policyholders or shareholders. The balance of the unallocated surplus is determined after full provision for deferred tax on unrealised appreciation on investments.

Liability adequacy test.

The Group performs adequacy testing on its insurance liabilities to ensure that the carrying amounts (net of related deferred acquisition costs) and, where relevant, present value of acquired in-force business is sufficient to cover current estimates of future cash flows. Any deficiency is immediately charged to the income statement.

Jackson's liabilities for insurance contracts, which include those for separate accounts (reflecting separate account assets), policyholder account values and guarantees measured as described in note C4.2 and the associated deferred acquisition cost asset are measured under US GAAP and liability adequacy testing is performed in this context. Under US GAAP, most of Jackson's products are accounted for under Accounting Standards Codification Topic 944, Financial Services—Insurance of the Financial Accounting Standards Board (ASC 944) whereby deferred acquisition costs are amortised in line with expected gross profits. Recoverability of the deferred acquisition costs in the balance sheet is tested against the projected value of future profits using current estimates and therefore no additional liability adequacy test is required by IFRS 4. The DAC recoverability test is performed in line with US GAAP requirements which in practice is at a grouped level of those contracts managed together.

(b)   Further critical accounting policies

Measurement and presentation of derivatives and debt securities of US insurance operations

Jackson holds a number of derivative instruments and debt securities. The selection of the accounting approach for these items significantly affects the volatility of IFRS profit before tax.

Jackson enters into derivative instruments to mitigate economic exposures. The Group has considered whether it is appropriate to undertake the necessary operational changes to qualify for hedge accounting so as to achieve matching of value movements in hedging instruments and hedged items in the performance statements. The key factors considered in this assessment were the complexity of asset and liability matching in Jackson's product range and the difficulty and cost of applying the macro hedge provisions under IAS 39 (which are more suited to banking arrangements) to Jackson's derivative book.

£18,533 million of US income statement investment return arises from such derivatives and debt securities.

The Group has decided that, except for occasional circumstances, applying hedge accounting using IAS 39 to derivative instruments held by Jackson would not improve the relevance or reliability of the financial statements to such an extent that would justify the difficulty and cost of applying these provisions. As a result of this decision, the total income statement results are more volatile as the movements in the fair value of Jackson's derivatives are reflected within it. This volatility is reflected in the level of short-term fluctuations in investment returns, as shown in notes B1.1 and B1.2.

Under IAS 39, unless carried at amortised cost (subject to impairment provisions where appropriate) under the held-to-maturity category, debt securities are also carried at fair value. The Group has chosen not to classify any financial assets as held-to-maturity. Debt securities of Jackson are designated as available-for-sale with value movements, unless impaired, being recorded as movements within other comprehensive income. Impairments are recorded in the income statement.

Presentation of results before tax

Profit before tax is a significant IFRS income statement item. The Group has chosen to present a measure of profit before tax attributable to shareholders which distinguishes between tax attributable to policyholders and unallocated surplus and tax borne by shareholders, to support understanding of the performance of the Group.

The total tax charge for the Group reflects tax that, in addition to relating to shareholders' profits, is also attributable to policyholders and unallocated surplus of with-profits funds and unit-linked policies. Further detail is provided in note B4. Reported profit before the total tax charge is not representative of pre-tax profits attributable to shareholders. Accordingly, in order to provide a measure of pre-tax profits attributable to shareholders the Group has chosen to adopt an income statement presentation of the tax charge and pre-tax results that distinguishes between policyholder and shareholder components.

Profit before tax attributable to shareholders is £3,296 million and compares to profit before tax of £3,970 million.

Segmental analysis of results and earnings attributable to shareholders

The Group uses operating profit based on longer-term investment returns as the segmental measure of its results. Total segmental operating profit is £5,577 million and is shown in note B1.2.

The basis of calculation of operating profit is disclosed in note B1.3.

For shareholder-backed business, with the exception of debt securities held by Jackson and assets classified as loans and receivables at amortised cost, all financial investments and investment property are designated as assets at fair value through profit or loss. Short-term fluctuations in fair value affect the result for the year and the Group provides additional analysis of results before and after the effects of short-term fluctuations in investment returns, together with other items that are of a short-term, volatile or one-off nature. The effects of short-term fluctuations include asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ as described in note B1.2.

Short-term fluctuations in investment returns on assets held by with-profits funds in the UK, Hong Kong, Malaysia and Singapore, do not affect directly reported shareholder results. This is because (i) the unallocated surplus of with-profits funds is accounted for as a liability and (ii) excess or deficits of income and expenditure of the funds over the required surplus for distribution are transferred to or from policyholder liabilities (including the unallocated surplus).

(c)   Further critical estimates or judgements

Deferred acquisition costs for insurance contracts

The Group applies judgement in determining qualifying costs that should be capitalised (ie those costs of acquiring new insurance business that meet the criteria under the Group's accounting policy for deferred acquisition costs). It makes estimates in projecting future profits/margins to assess whether adjustments to the carrying value or amortisation profile of deferred acquisition cost assets are necessary.

Except for acquisition costs of with-profits contracts of the UK regulated with-profits funds, which are accounted for under FRS 27, costs of acquiring new insurance business are accounted for in a way that is consistent with the principles of the ABI SORP with deferral and amortisation against margins in future revenues on the related insurance policies. In general, this deferral is shown by an explicit carrying value in the balance sheet. However, in some Asia operations the deferral is implicit through the reserving methodology. The recoverability of the deferred acquisition costs is measured and is deemed impaired if the projected margins (which are estimated based on a number of assumptions similar to those underlying policyholder liabilities) are less than the carrying value. To the extent that the future margins differ from those anticipated, then an adjustment to the carrying value will be necessary.

Asia insurance operations
£9.2 billion of deferred acquisition costs as per note C5(b).

For those business units applying US GAAP to insurance assets and liabilities, as permitted by the ABI SORP, principles similar to those set out in the US insurance operations paragraph below are applied to the deferral and amortisation of acquisition costs. For other territories in Asia, the general principles of the ABI SORP are applied with, as described above, deferral of acquisition costs being either explicit or implicit through the reserving basis.

US insurance operations
The most material estimates and assumptions applied in the measurement and amortisation of deferred acquisition cost balances relate to the US insurance operations.

The Group's US insurance operations apply FAS ASU 2010-26 on 'Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts' and capitalise only those incremental costs directly relating to successfully acquiring a contract.

For term business, acquisition costs are deferred and amortised in line with expected premiums. For annuity and interest-sensitive life business, acquisition costs are deferred and amortised in line with expected gross profits on the relevant contracts. For fixed and fixed index annuity and interest-sensitive life business, the key assumption is the long-term spread between the earned rate on investments and the rate credited to policyholders, which is based on an annual spread analysis. In addition, expected gross profits depend on mortality assumptions, assumed unit costs and terminations other than deaths (including the related charges), all of which are based on a combination of Jackson's actual experience, industry experience and future expectations. A detailed analysis of actual mortality, lapse and expenses experience is performed using internally developed experience studies.

For US variable annuity business, a key assumption is the long-term investment return from the separate accounts, which is determined using a mean reversion methodology. Under the mean reversion technique applied by Jackson, the projected level of return for each of the next five years is adjusted from period to period, so that in combination with the actual rates of return for the preceding three years, including the current period, the assumed long-term annual return (gross of asset management fees and other charges to policyholders, but net of external fund management fees) is realised on average over the entire eight-year period. Projected returns after the mean reversion period revert back to the long-term investment return. For further details on current balances, assumptions and sensitivity, refer to note C5(b) and C7.3(iv).

To ensure that the methodology in extreme market movements produces future expected returns that are realistic, the mean reversion technique has a cap and floor feature whereby the projected returns in each of the next five years can be no more than 15 per cent per annum and no less than 0 per cent per annum (both gross of asset management fees and other charges to policyholders, but net of external fund management fees) in each year.

Jackson makes certain adjustments to the deferred acquisition costs which are recognised directly in other comprehensive income ('shadow accounting').If the recognition of unrealised gains or losses on available-for-sale securities causes adjustments to the carrying value and amortisation patterns of deferred acquisition costs and deferred income, these adjustments are recognised in other comprehensive income consistent with the gains or losses on the securities. More precisely, shadow deferred acquisition costs adjustments reflect the change in deferred acquisition costs that would have arisen if the assets held in the statement of financial position had been sold, crystallising unrealised gains or losses, and the proceeds reinvested at the yields currently available in the market.

UK and Europe insurance operations

For UK regulated with-profits funds where 'grandfathered' FRS 27 is applied, these costs are expensed as incurred. The majority of the UK shareholder-backed business is individual and group annuity business where the deferral of acquisition costs is negligible.

Financial investments—Valuation

Financial investments held at fair value represent £407.3 billion of the Group's total assets.

The Group holds the majority of its financial investments at fair value (either through profit and loss or available-for-sale). Financial Investments held at amortised cost primarily comprise loans and deposits.

Determination of fair value
The Group applies valuation techniques, including the use of estimates, to determine the balance recognised for financial investments held at fair value.

The Group uses current bid prices to value its investments having quoted prices. Actively traded investments without quoted prices are valued using prices provided by third parties as described further in note C3.1. Financial investments measured at fair value are classified into a three-level hierarchy as described in note C3.1(b).

Financial investments held at amortised cost represent £12.2 billion of the Group's total assets.

If the market for a financial investment of the Group is not active, the fair value is determined by using valuation techniques. The Group establishes fair value for these financial investments by using quotations from independent third parties, such as brokers or pricing services, or by using internally developed pricing models. Priority is given to publicly available prices from independent sources when available, but overall the source of pricing and/or the valuation technique is chosen with the objective of arriving at a fair value measurement which reflects the price at which an orderly transaction would take place between market participants on the measurement date. The valuation techniques include the use of recent arm's length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option-adjusted spread models and, if applicable, enterprise valuation and may include a number of assumptions relating to variables such as credit risk and interest rates. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these financial investments. Details of the financial investments classified as 'level 3' to which valuation techniques are applied, and the sensitivity of profit before tax to a change in these items' valuation, are presented in note C3.1(d).

Determination of impaired value

In estimating the present value of future cash flows for determining the impaired value of instruments held at amortised cost, the Group looks at the expected cash flows of the assets and applies historical loss experience of assets with similar credit risks that has been adjusted for conditions in the historical loss experience which no longer exist, or for conditions that are expected to arise. The estimated future cash flows are discounted using the financial asset's original or variable effective interest rate and exclude credit losses that have not yet been incurred.

In estimating any required impairment for US residential mortgage-backed and other asset-backed securities held as available-for-sale, the expected value of future cash flows is determined using a model, the key assumptions of which include how much of the currently delinquent loans will eventually default and assumed loss severity. Further details of the assumptions and estimates applied in assessing impairment of US available-for-sale securities is given in note C3.2(g).

Financial investments—Determining impairment in relation to financial assets

The Group applies judgement as to whether evidence of an impairment in value exists for financial investments classified as 'available-for-sale' or 'at amortised cost'.

If evidence for impairment exists, valuation techniques, including estimates, are then applied in determining the impaired value.

Affects £47.5 billion of assets.

For financial investments classified as 'available for sale' or 'at amortised cost,' if a loss event that will have a detrimental effect on cash flows is identified, an impairment loss is recognised in the income statement. The loss recognised is determined as the difference between the book cost and the fair value of the relevant impairment assets. The loss comprises the effect of the expected loss of contractual cash flows and any additional market-price driven temporary reductions in values.

Available-for-sale securities

The Group's review of fair value involves several criteria, including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealised losses currently in equity may be recognised in the income statement in future periods. Additional details on the methodology and estimates used to determine impairments of the available-for-sale securities of Jackson are described in note C3.2(g).

The majority of the US insurance operation's debt securities portfolio is accounted for on an available-for-sale basis. The consideration of evidence of impairment requires management's judgement. In making this determination a range of market and industry indicators are considered including the severity and duration of the decline in fair value and the financial condition and prospects of the issuer.

For US residential mortgage-backed and other asset-backed securities, all of which are classified as available-for-sale, impairment is estimated using a model of expected future cash flows. Key assumptions used in the model include assumptions about how much of the currently delinquent loans will eventually default and assumed loss severity.

Assets held at amortised cost

Assets held at amortised cost are subject to impairment testing where appropriate under IFRS requirements by comparing estimated future cash flows to the carrying value of the asset. In estimating future cash flows, the Group looks at the expected cash flows of the assets and applies historical loss experience of assets with similar credit risks that has been adjusted for conditions in the historical loss experience which no longer exist, or for conditions that are expected to arise. The estimated future cash flows are discounted using the financial asset's original or variable effective interest rate and exclude credit losses that have not yet been incurred.

Reversal of impairment losses

If, in subsequent periods, an impaired debt security held on an available-for-sale basis or an impaired loan or receivable recovers in value (in part or in full), and this recovery can be objectively related to an event occurring after the impairment, then the previously recognised impairment loss is reversed through the income statement (in part or in full).

Intangible assets—Carrying value of distribution rights

The Group applies judgement when considering whether indicators of impairment exist for intangible assets representing distribution rights. Affects £1.5 billion of assets.

Distribution rights relate to fees paid under bancassurance partnership arrangements for bank distribution of products for the term of the contractual agreement with the bank partner.

Distribution rights impairment testing is conducted when there is an indication of impairment.

To ensure any required impairment is recognised in the current period the Group monitors a number of internal and external factors, including indications that the financial performance of the arrangement is likely to be worse than originally expected and changes in relevant legislation and regulatory requirements that could impact the Group's ability to continue to sell new business through the bancassurance channel, and then applies judgement to assess whether these factors indicate impairment has occurred.

If an impairment has occurred, an impairment charge is recognised for the difference between the carrying value and recoverable amount of the asset. The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is calculated as the present value of future expected cash flows from the asset or the cash generating unit to which it is allocated.

A3.2  New accounting pronouncements not yet effective

The following standards, interpretations and amendments have been issued but are not yet effective in 2017, including those which have not yet been adopted in the EU. This is not intended to be a complete list as only those standards, interpretations and amendments that could have an impact upon the Group's financial statements are discussed.

Accounting pronouncements endorsed by the EU but not yet effective
IFRS 15, 'Revenue from Contracts with Customers'

This standard effective for annual periods beginning on or after 1 January 2018, provides a single framework to recognise revenue for contracts with different characteristics and overrides the framework provided for such contracts in other standards. The contracts excluded from the scope of this standard include:

–	Lease contracts within the scope of IAS 17 'Leases';
–	Insurance contracts within the scope of IFRS 4 'Insurance Contracts'; and
–	Financial instruments within the scope of IAS 39 'Financial Instruments'.

As a result, IFRS 15 in the context of Prudential's business, applies to the Group's asset management contracts and the measurement of the Group's investment contracts that do not contain discretionary participating features where the contracts include provision for investment management services. The IFRS 15 impact assessment performed included the review of the recognition of asset management and performance fees of these contracts. The adoption of this standard in 2018 is not expected to result in a restatement of the Group's profit for the year or shareholders' equity.

IFRS 9, 'Financial instruments: Classification and measurement'

In July 2014, the IASB published a complete version of IFRS 9 with the exception of macro hedge accounting. The standard becomes mandatorily effective for the annual periods beginning on or after 1 January 2018, with early application permitted and transitional rules apply. In October 2017, the IASB issued two amendments to IFRS 9, to permit the measurement of debt instruments with prepayment compensation features to be measured at amortised cost or fair value through other comprehensive income if certain conditions are met, and to clarify that IFRS 9 applies to long-term interests in joint ventures and associates. Both of these amendments that were issued in October 2017 are effective for the annual periods beginning on or after 1 January 2019, but are not yet endorsed by the EU.

In September 2016, the IASB published Amendments to IFRS 4, 'Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts' to address the temporary consequences of the different effective dates of IFRS 9 and IFRS 17, 'Insurance Contracts'. The amendments include an optional temporary exemption from applying IFRS 9 and the associated amendments until IFRS 17 comes into effect in 2021. This temporary exemption is available to companies whose predominant activity is to issue insurance contracts based on meeting the eligibility criteria as at 31 December 2015 as set out in the amendments. The Group met the eligibility criteria and will defer the adoption of IFRS 9 to 1 January 2021.

When adopted IFRS 9 replaces the existing IAS 39, 'Financial Instruments—Recognition and Measurement', and will affect the following three areas:

–	The classification and the measurement of financial assets and liabilities

Under IFRS 9, the classification of financial assets is redefined. Based on the business model in which the assets are held and their contractual cash flow characteristics (whether the cash flows represent 'solely payments of principal and interest'), financial assets are classified into one of the following categories: amortised cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). An option is also available at initial recognition to irrevocably designate a financial asset as at FVTPL if doing so eliminates or significantly reduces accounting mismatches.

At present a significant proportion (82 per cent) of the Group's investments are valued at FVTPL and the Group's current expectation is that a significant proportion will continue to be designated as such under IFRS 9.

The existing IAS 39 amortised cost measurement for financial liabilities is largely maintained under IFRS 9 but for financial liabilities designated at FVTPL, changes in fair value due to changes in entity's own credit risk, required by IFRS 13, are to be recognised in other comprehensive income.

–	The calculation of the impairment charge relevant for financial assets held at amortised cost or FVOCI

A new impairment model based on an expected credit loss approach replaces the existing IAS 39 incurred loss impairment model, resulting in earlier recognition of credit losses compared to IAS 39. The impairment charge recognition under the new model is in three stages:

•

Stage 1—at initial recognition, and for each subsequent reporting period when there has been no significant increase in credit risk since initial recognition, recognise 12 month expected credit losses;

	•	Stage 2—recognise lifetime expected credit losses if there has been a significant increase in credit risk since initial recognition; or
	•	Stage 3—recognise incurred losses for credit-impaired assets, similar to IAS 39.

This aspect is the most complex area of IFRS 9 to implement and will involve significant judgements and estimate processes.

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The hedge accounting requirements which are more closely aligned with the risk management activities of the Company. No significant change to the Group's hedge accounting is currently anticipated, but this remains under review.

The Group is assessing the impact of IFRS 9 and implementing this standard in conjunction with the IFRS 17. Further details on IFRS 17 are provided below. Adoption of IFRS 9 may result in reclassifying certain of the Group's financial assets and hence lead to a change in the measurement of those instruments or the reporting of their value. In addition, for any investments classified as amortised cost or FVOCI, as noted above, the impairment provisioning approach is altered from the current IAS 39 approach. The Group is currently assessing the scope of assets to which these requirements will apply. The Group does not currently apply hedge accounting for most of its derivate programmes but will reconsider its approach in light of new requirements under the standard on adoption.

IFRS 16, 'Leases'

In January 2016, the IASB published IFRS 16 'Leases' effective for periods beginning on or after 1 January 2019, with earlier adoption permitted if IFRS 15 'Revenue from Contracts with Customers' has also been applied. The new standard brings most leases on-balance sheet for lessees under a single model, eliminating the distinction between operating and finance leases. For lessee accounting, this has the effect of requiring most of the existing operating leases to be accounted for in a similar manner as finance leases under the existing IAS 17, 'Leases'. The only optional exemptions are for short-term leases and leases of low-value assets. Lessor accounting however remains largely unchanged from IAS 17.

IFRS 16 applies primarily to operating leases of major properties occupied by the Group's businesses where Prudential is a lessee. Under IFRS 16, these leases will be brought onto the Group's statement of financial position with a 'right to use' asset being established and a corresponding liability representing the obligation to make lease payments. The current rental accrual charge in the income statement will be replaced with a depreciation charge for the 'right to use' asset and an interest expense on the lease liability leading to a more front-loaded operating lease cost profile compared to IAS 17. The Group is currently sourcing the required information to implement this new standard.

IFRS 16 permits transition to the new standard through a modified retrospective approach or a full retrospective approach. Under the modified retrospective approach, as well as affording a number of simplifications the Group's comparative information is not restated, but there is an adjustment to retained earnings at the date of initial application (ie 1 January 2019). The Group is currently assessing the impact of the modified retrospective approach before confirming the approach it intends to adopt. The ultimate impact of IFRS 16 on the Group's financial statements will be dependent on the leases that are in place and the related discount rate on the date of initial application.

Accounting pronouncements not yet endorsed by the EU
IFRS 17, 'Insurance Contracts'

In May 2017, the IASB issued IFRS 17 'Insurance Contracts' to replace the existing IFRS 4 'Insurance Contracts'. The standard, which is subject to endorsement in the EU and other territories, applies to annual periods beginning on or after 1 January 2021. Early application is permitted; provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. The Group intends to adopt the new standard on its mandatory effective date in 2021, alongside the adoption of IFRS 9 (see above).

IFRS 4 permitted insurers to continue to use the statutory basis of accounting for insurance assets and liabilities that existed in their jurisdictions prior to January 2005. IFRS 17 replaces this with a new liability and revenue measurement model for all insurance contracts.

The new measurement model requires liabilities for insurance contracts to be recognised as the present value of future cash flows, incorporating an explicit risk adjustment, and a contractual service margin (CSM) that is equal and opposite to any day-one gain arising. Losses are recognised directly into the income statement. The present value of future cash flows and the risk adjustment are updated at each reporting date in order to reflect current conditions. The CSM is released to the income statement as profit over the coverage period of the insurance contract, reflecting the delivery of services to the policyholder. Subsequent changes in non-economic assumptions applied to the valuation of insurance liabilities are recognised as an adjustment to the CSM, prospectively affecting the amounts released to the statement of comprehensive income. For the purpose of the measurement insurance contracts are grouped together with contracts of similar risk, profitability profile and issue year, with the measurement model applied at this group level.

IFRS 17 provides an adaptation of the measurement model designed to account for certain contracts with participating features, such as UK style with-profits contracts and unit-linked or similar contracts, in which the policyholder will be paid a substantial share of the fair value returns of a specified group of items and the return to the insurer effectively reflects a variable management fee. This adaptation—the Variable Fee Approach (VFA)—allows the CSM to be adjusted for changes in economic experience and assumptions which reflect a change in the overall future fee the insurer expects to receive as a result of managing the participating pool of assets.

IFRS 17 introduces a new measure of insurance revenue, based on the delivery of services to policyholders and excluding any premiums related to the investment elements of policies, which will be significantly different from existing premium revenue measures, currently reported in the income statement.

Retrospective application of the standard is required for determining the CSM for the opening balance sheet. However, if full retrospective application for a group of insurance contracts is impracticable, then the entity is required to choose either a modified retrospective approach or a fair value approach. Choosing the appropriate approach and hence determining the opening balance sheet is one of the most critical activities in implementing the new standard, as the approach adopted will have a significant impact on the entity's results both on the initial impact on shareholders' funds at IFRS 17 adoption and on the future profits to be earned on the in-force business at the date of transition.

IFRS 17 Implementation Programme

The Group has commenced a Group-wide programme to implement IFRS 17 and IFRS 9 (as discussed above).

The requirements of IFRS 17 are complex and will have the effect of introducing fundamental changes to the existing IFRS 4 insurance accounting and require the application of significant judgement and new estimation techniques. As previously highlighted IFRS 9 could require reclassification of investments and the introduction of new and complex impairment models. The effect of changes required to the Group's accounting policies as a result of implementing these standards are currently uncertain, but these changes can be expected to, among other things, alter the timing of IFRS profit recognition. The implementation of this standard is also likely to involve significant enhancements to IT, actuarial and finance systems of the Group, and so will have an impact on the Group's expenses.

A Group-wide Steering Committee, chaired by the Group Chief Financial Officer and with participation from group's and business units' senior finance managers, provides oversight and strategic direction to the implementation programme. A number of sub-committees are also in place to provide governance over the technical interpretation and accounting policies selected, programme management and design and delivery of the project.

The key responsibilities of the programme include setting a framework for Group wide accounting policies, determining additional data requirements, assessing the level of IT and finance system changes as well as establishing an appropriate work plan for determining the opening balance sheet. The work is at an early stage.

Other new accounting pronouncements

In addition to the above, the following new accounting pronouncements have also been issued and are not yet effective but the Group is not expecting them to have a significant impact on the Group's financial statements:

–	Amendments to IFRS 2: Classification and measurement of share-based payment transactions, issued in June 2016 and effective from 1 January 2018;
–	IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration, issued in December 2016 and effective from 1 January 2018;
–	Amendments to IAS 40, Transfers of Investment Property, issued in December 2016 and effective from 1 January 2018;
–	IFRIC Interpretation 23 Uncertainty over Income Taxes, issued June 2017 and effective from 1 January 2019;
–	Annual Improvements to IFRSs 2015-2017 cycle; and
–	Amendments to IAS 19: Plan Amendment, Curtailment or Settlement, issued on 7 February 2018 and effective from 1 January 2019.